Related party transactions - Remuneration of directors and key management of the Company (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022
Related party transactions
Wages	$ 1,856,453	$ 2,447,827	$ 2,324,770
Share-based payments - capital stock	115,577	433,263
Share-based payments - stock options	141,797	382,196	2,560,031
Remuneration of directors and key management of the Company	$ 2,113,827	$ 3,263,286	$ 4,884,801